Warrants and Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Warrants And Derivative Liabilities [Abstract]
Warrants and Derivative Liabilities

3. Warrants and Derivative Liabilities

Warrants

There are significant judgments and estimates inherent in the determination of the fair value of the Company’s warrants. These judgments and estimates included the assumptions regarding its future operating performance, the time to completing a liquidity event and the determination of the appropriate valuation methods. If the Company had made different assumptions, the fair value of the warrants could have been significantly different (See Note 2).

Warrants vested and outstanding as of March 31, 2019 are summarized as follows:

			Amount
	Exercise	Term	Vested and
Source	Price	(Years)	Outstanding
Pre 2015 Common Stock Warrants	$1.00	6-10	4,000,000
2015 Common Stock Warrants	$1.15-$5.00	5-10	442,000
2015 Series B Financing
Common Stock Warrants to Series B Stockholders	$0.00	5	1,031,250
Placement Agent Warrants	$0.00	5	187,500
2016 Common Stock Warrants to Service Providers	$1.15	10	40,000
2016 Series C Common Stock Warrants to Placement Agent	$0.40	5	125,000
2017 Series D Common Stock Warrants to Placement Agent	$0.25	5	480,000
2017 Common Stock Warrants to Service Provider	$0.41	5	125,000
2018 Emerald Financing Warrants	$0.10	5	44,200,000
2018 Emerald Multi Draw Credit Agreement Warrants	$0.50	5	7,500,000
Total warrants vested and outstanding as of March 31, 2019			58,130,750

Emerald Multi Draw Credit Agreement Warrants

During the three months ended March 31, 2019, the Company issued 5,000,000 fully vested common stock warrants to Emerald Health Sciences, in conjunction with advances under the Credit Agreement discussed below (See Note 4). The warrants are equity classified at issuance and the Company allocated an aggregate of $716,110 of the gross proceeds to the warrants on a relative fair value basis. The proceeds allocated to the warrants were recorded as discounts to each advance and are being amortized over the term of the debt. The warrants vested immediately and had an estimated aggregate fair value of $1,830,573 utilizing the Black-Scholes option pricing model with the following assumptions:

At Issuance
Dividend yield	0.00%
Volatility factor	91.6 – 92.1%
Risk-free interest rate	2.23-2.51%
Expected term (years)	5.0
Underlying common stock price	$0.33-0.69

2018 Emerald Financing Warrants

In January and February 2018, the Company issued an aggregate of 40,800,000 and 3,400,000 fully vested common stock warrants to Emerald Health Sciences and an accredited investor, respectively, in conjunction with the Emerald Financing discussed below (See Note 5). The Company reviewed the warrants for liability or equity classification under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that these warrants should be classified as liabilities. See additional discussion below, Derivative Liabilities- Emerald Financing Warrant Liability.

Derivative Liabilities

The following tables summarize the activity of derivative liabilities for the periods indicated:

	Three Months Ended March 31, 2019
	December 31, 2018, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities	Reclassification of Derivatives to Equity	March 31, 2019, Fair Value of Derivative Liabilities
Emerald Multi Draw Credit Agreement - compound derivative liability (1)	$219,453	$516,058	$227,858	$-	$963,369
Emerald Financing - warrant liability (2)	15,251,413	-	12,239,322	-	27,490,735
Series B - warrant liability (3)	487,500	-	353,438	-	840,938
Total derivative liabilities	$15,958,366	$516,058	$12,820,618	$-	$29,295,042
Less, noncurrent portion of derivative liabilities	(219,453)				(963,369)
Current balance of derivative liabilities	$15,738,913				$28,331,673

	Three Months Ended March 31, 2018
	December 31, 2017, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities	Reclassification of Derivatives to Equity	March 31, 2018, Fair Value of Derivative Liabilities
Emerald Financing - warrant liability (2)	$-	$10,424,634	$(2,318,600)	$-	$8,106,034
Series B - warrant liability (3)	551,322	-	1,156,107	(1,223,991)	483,438
Emerald Convertible Promissory Note - conversion liability (4)	265,000	360,000	185,000	(810,000)	-
Series B Preferred Stock - conversion liability (5)	6,715	-	-	(6,715)	-
Total derivative liabilities	$823,037	$10,784,634	$(977,493)	$(2,040,706)	$8,589,472
Less, noncurrent portion of derivative liabilities	(551,322)				-
Current balance of derivative liabilities	$271,715				$8,589,472

Emerald Multi Draw Credit Agreement Compound Derivative Liability (1)

In connection with the advances under the Credit Agreement (See Note 4), the Company bifurcated a compound derivative liability related to a contingent interest feature and acceleration upon default provision (contingent put option) provided to Emerald Health Sciences. The Company’s estimate of fair value of the compound derivative liability was determined by using a differential cash flows valuation model, wherein the fair value of the underlying debt facility and its conversion right are estimated both with and without the presence of the contingent interest feature, holding all other assumptions constant. The resulting difference between the estimated fair values in both scenarios is the estimated fair value of the compound derivative. The fair value of the underlying debt facility is estimated by calculating the expected cash flows with consideration of the estimated probability of a change in control transaction, defined as an event of default by the agreement, and applying the expected default interest rate from the date of such default through maturity. The expected cash flows are then discounted back to the reporting date using a benchmark market yield. The conversion right component of the compound derivative is measured using a standard Black-Scholes model for each payment period. Because Emerald Health Sciences would forgo the contingent interest if the contingent put option was exercised upon an event of default, the value ascribed to the contingent put option within the compound derivative is de minimis.

Emerald Financing Warrant Liability (2)

In January and February 2018, the Company issued 44,200,000 warrants to purchase common stock in conjunction with the Emerald Financing discussed above. The warrants vest immediately and have an exercise price of $0.10 per share with a term of five years and are exercisable in cash or through a cashless exercise provision. The warrants contain an anti-dilution protection feature provided to the investors if the Company subsequently issues or sells any shares of common stock, stock options, or convertible securities at a price less than the exercise price of $0.10. The exercise price is automatically adjusted down to the price of the instrument being issued. In addition, the warrants contain a contingent put option in the event that the Company undergoes a subsequent financing that results in a change in control. The warrant holders also have the right to participate in subsequent financing transactions on an as-if converted basis.

The Company reviewed the warrants for liability or equity classification under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that the warrants should be classified as a liability and re-measured to fair value at the end of each reporting period. The Company also reviewed the warrants under ASC 815, Derivatives and Hedging/Contracts in Entity’s Own Equity, and determined that the warrants also meet the definition of a derivative. With the assistance of a third-party valuation specialist, the Company valued the warrant liabilities utilizing the Monte Carlo valuation method pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements. On the closing dates, the Company estimated that the fair value of the warrants issued on January 19, 2018 and February 16, 2018 was $4,700,000 and $5,700,000, respectively.

The warrant liabilities have been valued using Monte Carlo simulations conducted at the closing dates of January 19, 2018 and February 16, 2018 and at the balance sheet dates using the following assumptions:

	March 31, 2019	December 31, 2018	At Issuance
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	90.9-91.2%	92.1-92.4%	70.00%
Risk-free interest rate	2.2%	2.49%	2.45-2.6%
Expected term (years)	3.80-3.88	4.05-4.13	5.0
Underlying common stock price	$0.69	$0.40	$0.29-0.30

Because fair value assigned to the warrants exceeded the proceeds received in the Emerald Financing, none of the consideration was allocated to common stock and the Company recorded an adjustment for the difference between the fair value of the warrant liabilities and the total proceeds received to other expense in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the three months ended March 31, 2018 as follows:

	Closing
	January 2018	February 2018	Total
Initial Fair Value of Emerald Financing Warrant Liability	$4,717,211	$5,707,423	$10,424,634
Less: Proceeds from Emerald Financing	1,500,000	1,750,000	3,250,000
Excess over proceeds adjustment	$3,217,211	$3,957,423	$7,174,634

In addition, because the aggregate proceeds were allocated to the fair value of the Emerald Financing warrant liability, issuance costs totaling $137,192 were charged to other expense during the three months ended March 31, 2018.

Series B Warrant Liability (3)

In conjunction with the Redeemable Convertible Series B Preferred Stock financing, the Company issued the 2015 Series B Financing Warrants originally exercisable at a price of $1.15 per share. The warrants are exercisable in cash or through a cashless exercise provision and contain certain cash redemption rights. The Series B warrants also had a “down-round” protection feature if the Company subsequently issued or sold any shares of common stock, stock options, or convertible securities at a price less than the current exercise price. The down round provision was triggered and automatically adjusted down to $0.10 on December 28, 2017, after the Company entered into the Convertible Promissory Note (See Note 4) and again to $0.00 on January 19, 2018, as a result of the Emerald Financing (See Note 5). The strike price for these warrants is now permanently reset. However, because the remaining warrant holders still have certain cash redemption rights upon the occurrence of certain fundamental transactions, as defined in the Series B warrant agreements, the warrants continue to require liability classification. Subsequent to the repricing that occurred as a result of the Emerald Financing, the warrants have been valued using a Black Scholes Merton Option Pricing Model.

The Company reviewed the classification of the warrants as liabilities or equity under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that the Series B warrants should be classified as a liability. The Company then applied the fair value allocation methodology for allocating the proceeds of $5,000,000 received from the Series B financing between the conversion liability and the warrants with the residual amount being allocated to the Series B Preferred Stock.

To compute the fair value of the warrants, the Company utilized the following assumptions in the Black Scholes Merton Option Pricing Model for the periods indicated:

	As of March 31, 2019	As of December 31, 2018
Dividend yield	0.00%	0.00%
Volatility factor	92.10%	93.00%
Risk-free interest rate	2.35%	2.786-2.789%
Expected term (years)	1.39-1.41	1.64-1.65
Weighted average fair value of warrants	$0.69	$0.40

Emerald Convertible Promissory Note Conversion Liability (4)

In connection with the Convertible Promissory Note (See Note 4), the Company bifurcated a conversion liability related to an embedded conversion feature with a down-round protection provision. The Company valued the conversion liability pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements, as of the financing date of each closing utilizing the Black Scholes valuation model and the following assumptions:

	January 19, 2018	December 28, 2017
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.29%	1.39%
Expected term (years)	0.003	0.25
Underlying common stock price	$0.19	$0.15

The fair values of the conversion liabilities on December 28, 2017 and January 19, 2018 were $265,000 and $360,000, respectively. The change in value related to the conversion liability at December 31, 2017 was deemed immaterial due to no substantial change in the assumptions from issuance until year end. In connection with the Emerald Financing discussed in Note 5 below, the Convertible Promissory Note was converted, and the conversion liability was extinguished with the debt.

Series B Preferred Stock Conversion Liability (5)

On August 20, 2015, in connection with the Redeemable Convertible Series B Preferred Stock financing, the Company bifurcated a conversion liability related to a down-round protection provided to the Series B investors. The value of this embedded derivative was determined utilizing a “with and without” method by valuing the Series B Preferred Stock with and without the down round protection. During the first fiscal quarter of 2018, all of the remaining Series B Preferred Stock was converted to common stock and as a result, the Series B conversion liability was reduced to zero. The reduction of this liability totaling $6,715 was recorded to equity for the three months ended March 31, 2018.

3. Warrants and Derivative Liabilities

Warrants

There are significant judgments and estimates inherent in the determination of the fair value of the Company’s warrants. These judgments and estimates included the assumptions regarding its future operating performance, the time to completing a liquidity event and the determination of the appropriate valuation methods. If the Company had made different assumptions, the fair value of the warrants could have been significantly different (See Note 2).

Warrants vested and outstanding as of December 31, 2018 are summarized as follows:

			Amount
	Exercise	Term	Vested and
Source	Price	(Years)	Outstanding
Pre 2015 Common Stock Warrants	$1.00	6-10	4,000,000
2015 Common Stock Warrants	$1.15-$5.00	5-10	442,000
2015 Series B Financing
Common Stock Warrants to Series B Stockholders	$0.00	5	1,031,250
Placement Agent Warrants	$0.00	5	187,500
2016 Common Stock Warrants to Service Providers	$1.15	10	40,000
2016 Series C Common Stock Warrants to Placement Agent	$0.40	5	125,000
2017 Series D Common Stock Warrants to Placement Agent	$0.25	5	480,000
2017 Common Stock Warrants to Service Provider	$0.41	5	125,000
2018 Emerald Financing Warrants	$0.10	5	44,200,000
2018 Emerald Multi-Draw Credit Agreement Warrants	$0.50	5	2,500,000
Total warrants vested and outstanding as of December 31, 2018			53,130,750

Emerald Multi-Draw Credit Agreement Warrants

On November 1, 2018, the Company issued 2,500,000 fully vested common stock warrants to Emerald, in conjunction with the first advance on the Credit Agreement discussed below (See Note 4). The warrants are equity classified at issuance and the Company allocated $315,080 of the gross proceeds to the warrants on a relative fair value basis. The proceeds allocated to the warrants was recorded as a discount to the November 1, 2018 advance and will be amortized over the term of the debt. The warrants vested immediately and had an estimated fair value of $593,629 utilizing the Black-Scholes option pricing model with the following assumptions:

At Issuance
Dividend yield	0.00%
Volatility factor	92.50%
Risk-free interest rate	2.96%
Expected term (years)	5.0
Underlying common stock price	$0.36

2018 Emerald Financing Warrants

In January and February 2018, the Company issued an aggregate of 40,800,000 and 3,400,000 fully vested common stock warrants to Emerald and an accredited investor, respectively, in conjunction with the Emerald Financing discussed below (See Note 5). The Company reviewed the warrants for liability or equity classification under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that these warrants should be classified as liabilities. See additional discussion below, Derivative Liabilities- Emerald Warrant Liability.

2017 Series D Placement Agent Warrants

In January 2017, the Company issued 480,000 warrants to purchase common stock to its investment banker in exchange for services rendered in conjunction with the Series D Preferred Stock financing. The warrants vested immediately and had an estimated fair value of $115,200 utilizing the Black-Scholes option pricing model, this amount was recorded to issuance costs for the year ended December 31, 2017.

2017 Common Stock Warrants to Service Provider

In February 2017, the Company entered into an agreement with one of its investors to provide advisory services on all matters including financing in exchange for 125,000 common stock warrants. The warrants vested immediately and had an estimated fair value of $30,000 utilizing the Black-Scholes option pricing model, this amount was recorded to general and administrative expense during the year ended December 31, 2017.

Derivative Liabilities

The following tables summarize the activity of derivative liabilities for the periods indicated:

	Year Ended December 31, 2018
	December 31, 2017, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities*	Reclassification of Derivatives to Equity	December 31, 2018, Fair Value of Derivative Liabilities
Emerald Multi-Draw Credit Agreement - compound derivative liability (1)	$-	$204,102	$15,351	$-	$219,453
Emerald Financing - warrant liability (2)	-	10,424,634	4,826,779	-	15,251,413
Series B - warrant liability (3)	551,322	-	1,476,044	(1,539,866)	487,500
Emerald Convertible Promissory Note - conversion liability (4)	265,000	360,000	185,000	(810,000)	-
Series B Preferred Stock - conversion liability (5)	6,715	-	-	(6,715)	-
Total current derivative liabilities	$823,037	$10,988,736	$6,503,174	$(2,356,581)	$15,958,366
Less, noncurrent portion of derivative liabilities					(219,453)
Current balance of derivative liabilities					$15,738,913

	Year Ended December 31, 2017
	December 31, 2016, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities	Reclassification of Derivatives to Equity	December 31, 2017, Fair Value of Derivative Liabilities
Series B - warrant liability (3)	$1,112,308	$-	$(560,986)	$-	$551,322
Emerald Convertible Promissory Note - conversion liability (4)	-	265,000	-	-	265,000
Series B Preferred Stock - conversion liability (5)	118,821	-	(102,848)	(9,258)	6,715
Series F Preferred Stock - put option liability (6)	-	103,364	(103,364)	-	-
Total derivative liabilities	$1,231,129	$368,364	$(767,198)	$(9,258)	$823,037
Less, noncurrent portion of derivative liabilities					(551,322)
Current balance of derivative liabilities					$271,715

*The change in fair value of derivative liabilities for the year ended December 31, 2018, relate partially to the Company determining it now has sufficient trading activity to utilize the actual volatility of the trading of the Company’s common stock as an input to the volatility assumption when computing the fair value of derivative liabilities. The volatility assumption was updated as of October 1, 2018 to incorporate the Company’s own volatility with six similar companies to develop a blended average. The Company had previously estimated the volatility assumption by averaging the volatility of six similar entities which had resulted in a lower volatility. The increase in value of the volatility assumption has led to a higher valuation of the derivative liabilities as disclosed below.

Emerald Multi-Draw Credit Agreement Compound Derivative Liability (1)

On November 1, 2018, in connection with the first advance under the Multi-Draw Credit Agreement (See Note 4), the Company bifurcated a compound derivative liability related to a contingent interest feature and acceleration upon default provision (contingent put option) provided to Emerald. The Company’s estimate of fair value of the compound derivative liability was determined by using a differential cash flows valuation model, wherein the fair value of the underlying debt facility and its conversion right are estimated both with and without the presence of the contingent interest feature, holding all other assumptions constant. The resulting difference between the estimated fair values in both scenarios is the estimated fair value of the compound derivative. The fair value of the underlying debt facility is estimated by calculating the expected cash flows with consideration of the estimated probability of a change in control transaction, defined as an event of default by the agreement, and applying the expected default interest rate from the date of such default through maturity. The expected cash flows are then discounted back to the reporting date using a benchmark market yield. The conversion right component of the compound derivative is measured using a standard Black-Scholes model for each payment period. Because Emerald would forgo the contingent interest if the contingent put option was exercised upon an event of default, the value ascribed to the contingent put option within the compound derivative is de minimis.

Emerald Financing Warrant Liability (2)

In January and February 2018, the Company issued 44,200,000 warrants to purchase common stock in conjunction with the Emerald Financing discussed above. The warrants vest immediately and have an exercise price of $0.10 per share with a term of five years and are exercisable in cash or through a cashless exercise provision. The warrants contain an anti-dilution protection feature provided to the investors if the Company subsequently issues or sells any shares of common stock, stock options, or convertible securities at a price less than the exercise price of $0.10. The exercise price is automatically adjusted down to the price of the instrument being issued. In addition, the warrants contain a contingent put option in the event that the Company undergoes a subsequent financing that results in a change in control. The warrant holders also have the right to participate in subsequent financing transactions on an as-if converted basis.

The Company reviewed the warrants for liability or equity classification under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that the warrants should be classified as a liability and re-measured to fair value at the end of each reporting period. The Company also reviewed the warrants under ASC 815 Derivatives and Hedging/Contracts in Entity’s Own Equity and determined that the Warrants also meet the definition of a derivative. With the assistance of a third-party valuation specialist, the Company valued the warrant liabilities utilizing the Monte Carlo valuation method pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements. On the closing dates, the Company estimated that the fair value of the warrants issued on January 19, 2018 and February 16, 2018 was $4.7 million and $5.7 million, respectively.

The warrant liabilities have been valued using Monte Carlo simulations conducted at the closing dates of January 19, 2018 and February 16, 2018 and at December 31, 2018 using the following assumptions:

	December 31, 2018	At issuance
Dividend yield	0.00%	0.00%
Volatility factor	92.1-92.4%	70.00%
Risk-free interest rate	2.49%	2.45-2.6%
Expected term (years)	4.05-4.13	5.0
Underlying common stock price	$0.40	$0.29-0.30

Because fair value assigned to the warrants exceeded the proceeds received in the Emerald Financing, none of the consideration was allocated to common stock and the Company recorded an adjustment for the difference between the fair value of the warrant liabilities and the total proceeds received to other expense in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2018 as follows:

	Closing
	January 2018	February 2018	Total
Initial Fair Value of Emerald Financing Warrant Liability	$4,717,211	$5,707,423	$10,424,634
Less: Proceeds from Emerald Financing	1,500,000	1,750,000	3,250,000
Excess over proceeds adjustment	$3,217,211	$3,957,423	$7,174,634

In addition, because the aggregate proceeds were allocated to the fair value of the Emerald Financing warrant liability, issuance costs totaling $137,192 were charged to other expense for the year ended December 31, 2018.

Series B Warrant Liability (3)

In conjunction with the Redeemable Convertible Series B Preferred Stock financing (Note 5), the Company issued 6,437,500 common stock warrants exercisable at an original price of $1.15 per share, the warrants expire five years from the issuance date. The warrants were initially valued at $2,935,800 utilizing a Monte Carlo pricing model. The warrants are exercisable in cash or through a cashless exercise provision and contain certain cash redemption rights. The Series B warrants also had a “down-round” protection feature if the Company subsequently issued or sold any shares of common stock, stock options, or convertible securities at a price less than the current exercise price. The down round provision was triggered and automatically adjusted down to $0.10 on December 28, 2017, after the Company entered into the Convertible Promissory Note (See Note 4) and again to $0.00 on January 19, 2018, as a result of the Emerald Financing. The strike price for these warrants is now permanently reset. However, because the remaining warrant holders still have certain cash redemption rights upon the occurrence of certain fundamental transactions, as defined in the Series B warrant agreements, the warrants continue to require liability classification. Subsequent to the repricing that occurred as a result of the Emerald Financing, the warrants have been valued using a Black Scholes Merton Option Pricing Model.

The Company reviewed the classification of the warrants as liabilities or equity under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that the Series B warrants should be classified as a liability. The Company then applied the fair value allocation methodology for allocating the proceeds of $5.0 million received from the Series B financing between the conversion liability and the warrants with the residual amount being allocated to the Series B Preferred Stock.

To compute the fair value of the warrants, the Company utilized the Black Scholes Merton Option Pricing Model and Monte Carlo Option Pricing Model for the years ended December 31, 2018 and 2017, respectively. The assumptions are as follows:

	As of December 31,
	2018	2017
Dividend yield	0.00%	0.00%
Volatility factor	93.00%	70.00%
Risk-free interest rate	2.786-2.789%	1.39%
Expected term (years)	1.64-1.65	0.25
Weighted average fair value of warrants	$0.40	$0.15

In January 2018, 987,000 Series B warrants were exercised at a price of $0.10 resulting in cash proceeds to the Company of $98,700. Prior to exercise, these Series B Warrants were adjusted to fair market value using a Black Scholes Merton Option Pricing Model which considered the closing trading price on the exercise dates. From January 19, 2018 through December 31, 2018, 4,231,750 Series B warrants were exercised for no consideration. Prior to exercise, these Series B Warrants were adjusted to fair market value using a Black Scholes Merton Option Pricing Model which considered the closing trading price on the exercise dates. Because the exercise price of these options had been reset to $0.00, the fair value derived from the valuation model approximated the market value of the Company’s common stock on the exercise dates.

Emerald Convertible Promissory Note Conversion Liability (4)

In connection with the Convertible Promissory Note (Note 4), the Company bifurcated a conversion liability related to an embedded conversion feature with a down-round protection provision. The Company valued the conversion liability pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements, as of the financing date of each closing utilizing the Black Scholes valuation model and the following assumptions:

	January 19, 2018	December 28, 2017
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.29%	1.39%
Expected term (years)	0.003	0.25
Underlying common stock price	$0.19	$0.15

The fair values of the conversion liabilities on December 28, 2017 and January 19, 2018, were $265,000 and $360,000 respectively. The change in value related to the conversion liability at December 31, 2018 was deemed immaterial due to no substantial change in the assumptions from issuance until year end. In connection with the Emerald Financing discussed in Note 5 below, the Convertible Promissory Note was converted and the conversion liability was extinguished with the debt.

Series B Preferred Stock Conversion Liability (5)

On August 20, 2015, in connection with the Redeemable Convertible Series B Preferred Stock financing, the Company bifurcated a conversion liability related to a down-round protection provided to the Series B investors. The value of this embedded derivative was determined utilizing a “with and without” method by valuing the Series B Preferred Stock with and without the down round protection. During the first fiscal quarter of 2018, all of the remaining Series B Preferred Stock was converted to common stock (See Note 5) and as a result, the Series B conversion liability was reduced to zero. The reduction of this liability totaling $6,715 was recorded to equity for the year ended December 31, 2018.

Series F Preferred Stock Put Option Liability (6)

On November 1, 2017, in connection with the Series F Preferred Stock financing, the Company recorded a put option liability related to discretionary redemption provided to the stockholders in the event that the Company would undergo a subsequent financing that would result in a change in control. With the assistance of a third-party valuation specialist, the Company valued the conversion liability pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements, as of the closing date of the financing. The Company also performed a review of the conversion liability in conjunction with ASC 815, Derivatives and Hedging/Contracts in Entity’s Own Equity, and determined that the liability required bifurcation and re-measurement to fair market value at the end of each reporting period. The derivative was valued at $103,364 and was booked as a current liability as of November 1, 2017. The value of this embedded derivative was determined utilizing a with and without method by valuing the preferred stock with and without the down round protection.

As of December 31, 2017, the Company engaged a third-party valuation specialist to re-measure the conversion liability to fair market value as of that date utilizing the same methodology previously performed. The derivative was classified as a current liability and was considered de minimis as of December 31, 2017. The change in fair market value was recorded as non-operating income of $103,364 for the year ended December 31, 2017.